Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited)

Note 12. Selected Quarterly Financial Data (unaudited)

The following tables set forth selected unaudited quarterly consolidated statements of operations data for each of the eight quarters in the years ended December 31, 2013 and 2012 (in thousands except per share data):

	Quarter ended
	Dec 31, 2013	Sept 30, 2013	June 30, 2013	Mar 31, 2013	Dec 31, 2012	Sept 30, 2012	June 30, 2012	Mar 31, 2012
Consolidated Statements of Operations Data:
Revenues	$45,342	$41,934	$37,704	$35,525	$33,125	$29,588	$27,005	$24,808
Gross profit	28,190	25,966	23,042	21,788	20,755	18,356	15,943	14,569
Operating loss	(10,355)	(8,151)	(13,119)	(9,408)	(6,341)	(9,038)	(8,725)	(9,723)
Net loss(1)	(13,365)	(8,852)	(13,619)	(10,262)	(7,083)	(9,568)	(9,010)	(9,729)
Net loss per share, basic and diluted	$(0.22)	$(0.36)	$(0.60)	$(0.45)	$(0.31)	$(0.43)	$(0.40)	$(0.44)

(1)

In the fourth quarter of 2013, in connection with a debt refinancing transaction, the Company recorded a loss on early extinguishment of debt, which was classified in interest expense.  Refer to Note 4 for additional details.